NATURE OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2024 Integer
Peace River [Member]
Ownership percentage	50.00%
Total oil sands leases owned	7
Land area (in hectares)	8,704
Alberta Permits [Member]
Number of leases	10
Number of wells	1